INCOME TAXES - Temporary differences and unused tax losses for which the Company has not recognized deferred tax assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	$ 146,048	$ 110,830
PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	147,567	104,723
Exploration and evaluation expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	44,572	37,787
Exploration and evaluation expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	41,796	35,058
Property and equipment | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	3,080	2,253
Property and equipment | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	3,080	2,253
Equity investment | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,346	646
Equity investment | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,346	646
Asset retirement obligation | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	952	1,009
Asset retirement obligation | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	952	1,009
Share issue expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	5,102	5,990
Share issue expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	5,102	293
Research and development expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	19,412	16,700
Research and development expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	25,158	19,447
Non-capital losses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	69,792	46,371
Non-capital losses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	68,341	45,943
Other | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	273	74
Other | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	273	$ 74
Unrealized foreign exchange loss on convertible notes | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	519
Unrealized foreign exchange loss on convertible notes | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	$ 519